SHARE PREMIUM ACCOUNT - Schedule of Share Premium Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
At 1 January	£ 17,863	£ 17,751	£ 17,719
Issued under employee share schemes	19	112	29
Redemption of preference shares	597	0	3
At 31 December	18,479	£ 17,863	17,751
Redemption of preference shares	0		0
Share capital and premium
Disclosure of reserves within equity [line items]
Redemption of preference shares	£ 597		£ 3